THE ADVISORS’ INNER CIRCLE FUND II	CULLEN ENHANCED EQUITY INCOME ETF JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
Communication Services — 9.4%
AT&T	24,782	$717,191
Comcast, Cl A	20,702	738,854
Verizon Communications	20,380	881,843
		2,337,888
Consumer Discretionary — 1.9%
Genuine Parts	3,783	458,916

Consumer Staples — 15.5%
Altria Group	15,322	898,329
Conagra Brands	32,064	656,350
Kenvue	34,206	715,932
Keurig Dr Pepper	24,215	800,548
Sysco	10,088	764,065
		3,835,224
Energy — 10.2%
ConocoPhillips	9,368	840,684
EOG Resources	7,876	942,048
Exxon Mobil	6,902	744,036
		2,526,768
Financials — 14.1%
Bank of America (a)	16,034	758,729
Citigroup (a)	10,302	876,906
JPMorgan Chase	2,112	612,290
PNC Financial Services Group	2,526	470,897
Truist Financial (a)	17,965	772,315
		3,491,137
Health Care — 12.8%
Baxter International	21,789	659,771
Bristol-Myers Squibb	15,055	696,896
Medtronic PLC	11,654	1,015,879
Merck and Company Inc (a)	9,951	787,721
		3,160,267
Industrials — 9.5%
General Dynamics	1,794	523,238
Norfolk Southern	1,217	311,516
PACCAR	8,124	772,267
United Parcel Service, Cl B	7,266	733,430
		2,340,451
Information Technology — 7.3%
Cisco Systems	14,534	1,008,369
International Business Machines	2,733	805,634
		1,814,003
Materials — 4.5%
PPG Industries	5,884	669,305
Rio Tinto PLC ADR (a)	7,800	454,974
		1,124,279
Real Estate — 6.5%
Healthpeak Properties ‡(a)	37,363	654,226
VICI Properties, Cl A ‡	29,326	956,028
		1,610,254
Utilities — 7.1%
Duke Energy	7,250	855,500
PPL	26,327	892,222
		1,747,722
Total Common Stock
(Cost $24,295,138)		24,446,909

Total Investments - 98.8%
(Cost $24,295,138)		$24,446,909

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN ENHANCED EQUITY INCOME ETF JUNE 30, 2025 (Unaudited)

WRITTEN OPTIONS — (0.1)%
Value
Total Written Options
(Premiums Received $26,172)	$(36,631)

A list of open exchange traded options contracts for the Fund at June 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Bank of America	(79)	$(373,828)	$49	07/18/25	$(4,108)
Citigroup	(48)	(408,576)	85	07/18/25	(11,904)
Healthpeak Properties	(168)	(294,168)	17.5	07/18/25	(5,040)
Merck and Company Inc	(46)	(364,136)	85	07/18/25	(1,288)
Rio Tinto PLC ADR	(38)	(221,654)	60	07/18/25	(2,090)
Truist Financial	(83)	(356,817)	42.5	07/18/25	(12,201)

Total Written Options		$(2,019,179)			$(36,631)

Percentages are based on Net Assets of $24,735,416.

‡	Real Estate Investment Trust.

(a)	All or a portion of these securities has been pledged and/or segregated as collateral for written options contracts. The Fair Value of the securities pledged as collateral is $2,019,179.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CUL-QH-001-0300

 2